Hartford Multifactor Emerging Markets ETF Investment Objectives and Goals - Hartford Multifactor Emerging Markets ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Multifactor Emerging Markets ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.